Concentration of risk (Details)	12 Months Ended			209 Months Ended
	Dec. 31, 2023 USD ($) contract item	Dec. 31, 2022 USD ($) item	Dec. 31, 2021 item	Dec. 31, 2022 USD ($)
Concentration of risk
Exchange rate appreciation				14.40%
Outstanding guarantees of mortgages	$ 1,926,400,000
Payment of guarantee obligations related to customer defaults	2,300,000
Credit Concentration Risk Receivables	$ 0	$ 0		$ 0
Number of Sales Contracts of Apartments | contract	1,457
Number Of Customer Or Supplier Accounted For More Than 10 Percentage Of Revenue Or Project Expenditures | item	0	0	0